Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.9%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53	$830	$839,316
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	1,665	1,678,284
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	3,175	3,215,440
Series D, Sub Lien, 6.00%, 10/01/42	7,410	7,715,929
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53	1,405	1,432,143

		14,881,112

Arizona — 3.2%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	190	168,492
5.00%, 05/15/56	750	617,376
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	3,575	3,134,785
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	7,261,809
5.00%, 12/01/37	5,000	4,913,225

		16,095,687

Arkansas(a) — 0.8%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	3,330	2,612,055
Series A, AMT, 4.75%, 09/01/49	1,570	1,275,013

		3,887,068

California — 6.8%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42	6,490	5,945,132
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	2,010	2,111,077
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(b)	2,560	2,591,762
Series A, 4.00%, 04/01/45	820	668,976
Series A, 4.00%, 08/15/48	4,805	4,135,803
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	305	305,560
Series A, 5.25%, 08/15/49	770	770,875
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,650	1,560,621
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	1,605	1,624,332
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,285,798
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/49	4,370	3,368,772
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 5.00%, 05/15/46 .	2,425	2,369,909
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(a)	500	308,711
CSCDA Community Improvement Authority, RB, M/F Housing(a)
4.00%, 10/01/56	235	172,009
4.00%, 12/01/56	340	217,492
Series A, 4.00%, 06/01/58	1,410	1,030,484
Senior Lien, 3.13%, 06/01/57	1,215	734,516

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(a) (continued)
Series A, Senior Lien, 4.00%, 12/01/58	$715	$485,547
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,215	932,076
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 4.00%, 05/01/52	1,295	1,033,688
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,014
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(b)	740	760,716

		34,423,870

Colorado — 3.5%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	2,635	2,818,760
Board of Governors of Colorado State University System, Refunding RB, Series C, (ST HGR ED INTERCEPT PROG), 4.00%, 03/01/47	4,265	3,573,976
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,580	3,633,918
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	355	358,935
5.25%, 11/01/52	745	731,398
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	3,735	3,011,452
Denver Connection West Metropolitan District, GO, Series A, 5.38%, 12/01/22(b)	1,250	1,289,565
State of Colorado, COP, BAB, Series O, 4.00%, 03/15/44	2,695	2,387,878

		17,805,882

Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series A-1, 3.50%, 11/15/51	955	893,581

Delaware — 0.5%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	2,430	2,357,494

District of Columbia — 7.9%
District of Columbia, Refunding RB
5.00%, 04/01/35	910	919,702
Catholic Health Services, 5.00%, 10/01/48	4,875	4,806,838
District of Columbia, TA, 5.13%, 06/01/41	4,440	4,440,861
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/40	860	744,573
Series A, AMT, 4.00%, 10/01/41	1,855	1,587,034
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31(c)	8,350	5,625,370
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32(c)	15,000	9,574,500
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(c)	13,410	8,053,080
Class B, Subordinate, (AGM), 4.00%, 10/01/53	3,790	2,996,382
Series B, Subordinate, 4.00%, 10/01/49	1,615	1,285,577

		40,033,917

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 3.6%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	$4,825	$4,596,932
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	445	394,255
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	405	396,258
Series A-1, 5.00%, 10/01/33	455	440,537
Series A-1, 5.00%, 10/01/34	455	436,286
Series A-1, 5.00%, 10/01/35	150	142,336
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,790	2,793,103
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	455	427,733
Series A, 5.00%, 06/15/50	1,510	1,349,476
Series A, 5.00%, 06/15/55	905	795,040
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.50%, 07/01/52	2,665	2,536,515
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	3,695	3,723,481

		18,031,952

Georgia — 4.1%
Dalton Whitfield County Joint Development Authority, 4.00%, 08/15/48	6,660	5,477,044
Georgia Housing & Finance Authority, RB, S/F Housing
3.60%, 12/01/44	3,030	2,400,090
Series B, 2.50%, 06/01/50	1,485	867,885
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	1,245	1,243,479
Georgia Ports Authority, RB, 4.00%, 07/01/52	1,450	1,208,242
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/35	1,040	1,011,693
Series A, 5.00%, 05/15/36	1,040	1,006,044
Series A, 5.00%, 05/15/37	1,145	1,096,779
Series A, 5.00%, 05/15/38	630	598,693
Series A, 5.00%, 05/15/49	2,100	1,906,223
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,290	2,555,899
Municipal Electric Authority of Georgia, Refunding RB
Sub-Series A, 4.00%, 01/01/49	1,285	1,032,397
Series A, Subordinate, 4.00%, 01/01/51	465	369,979

		20,774,447

Idaho — 2.0%
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	10,000	10,012,690

Illinois — 9.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,115	984,305
Series C, 5.25%, 12/01/35	3,095	2,951,507
Series D, 5.00%, 12/01/46	4,040	3,505,107
Series H, 5.00%, 12/01/36	460	423,673
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,365	1,361,414
Series D, 5.00%, 12/01/25	1,735	1,730,442
Series D, 5.00%, 12/01/31	1,000	969,688
Series G, 5.00%, 12/01/34	455	432,019
Chicago O’Hare International Airport, Refunding RB Series A, Senior Lien, 4.00%, 01/01/36	460	424,703

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, Refunding RB (continued)
Series A, Senior Lien, 4.00%, 01/01/38	$1,500	$1,341,968
Cook County Community College District No.508, GO, 5.50%, 12/01/38	1,635	1,649,936
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	500	416,419
Series A, 5.00%, 02/15/50	270	220,989
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/42	1,925	1,684,163
Series A, 4.00%, 01/01/46	1,200	1,008,073
Series C, 5.00%, 01/01/37	5,815	5,920,659
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,835	1,656,412
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	570	429,289
Series B, (AGM), 0.00%, 06/15/44(c)	10,925	3,351,626
Series B, (AGM), 0.00%, 06/15/47(c)	27,225	7,036,927
State of Illinois, GO
5.50%, 07/01/38	4,000	4,003,628
5.00%, 02/01/39	3,195	3,028,949
Series A, 5.00%, 04/01/38	2,510	2,387,387
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,002,361
University of Illinois, RB, Series A, 5.00%, 04/01/44	2,045	2,053,798

		49,975,442

Indiana — 2.7%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,635	1,659,880
AMT, 7.00%, 01/01/44	3,950	4,011,553
Indiana Finance Authority, RB(b)
Series A, AMT, 5.00%, 07/01/23	3,925	3,953,979
Series A, AMT, 5.25%, 07/01/23	840	847,988
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.00%, 07/01/52	595	552,620
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,586,643

		13,612,663

Kansas — 0.1%
Ellis County Unified School District No.489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	530	438,404

Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,625	2,493,587
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43	2,485	2,592,911

		5,086,498

Louisiana — 1.3%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 04/01/45	5,500	5,416,147
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	1,025	1,030,055

		6,446,202

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 0.6%
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	$880	$874,328
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	3,650	2,158,679

		3,033,007

Massachusetts — 1.9%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	3,611,221
Massachusetts Housing Finance Agency, RB, M/F Housing
Series C-1, 3.15%, 12/01/49	1,165	777,463
Series C-1, 3.25%, 12/01/54	4,280	2,772,070
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,325	2,238,710

		9,399,464

Michigan — 3.7%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,125	1,147,062
Series B, 2nd Lien, 5.50%, 07/01/52	2,655	2,764,723
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,716,556
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,684,208
Series B, Senior Lien, 5.50%, 07/01/52	2,655	2,768,177
Michigan Finance Authority, RB, 4.00%, 02/15/44	1,710	1,439,321
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	1,995	1,166,776
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	2,105	2,148,654
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	1,994,658

		18,830,135

Minnesota — 2.2%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	1,828,807
Series A, 5.25%, 02/15/53	1,190	1,190,242
Series A, 5.25%, 02/15/58	3,125	3,126,034
Minnesota Housing Finance Agency, RB, Series H, (FHLMC, FNMA, GNMA), 3.00%, 07/01/52	1,310	1,221,350
Minnesota Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.75%, 07/01/42	710	503,879
Series C, (FHLMC, FNMA, GNMA), 3.50%, 07/01/52	3,665	3,485,213

		11,355,525

Missouri — 3.7%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	6,030	4,851,388
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	510	515,687
Series A, 4.00%, 07/01/46	1,250	1,078,564

Security	Par (000)	Value

Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Refunding RB (continued)
Series C, 5.00%, 11/15/47	$5,470	$5,284,293
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,680	2,491,031
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.50%, 05/01/52	4,780	4,559,843

		18,780,806

New Hampshire(a) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	3,205	2,675,777
Series C, AMT, 4.88%, 11/01/42	1,665	1,401,384

		4,077,161

New Jersey — 13.0%
Casino Reinvestment Development Authority, Inc., Refunding RB
Class D, 5.25%, 11/01/39	3,490	3,504,456
Class D, 5.25%, 11/01/44	3,180	3,181,307
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	3,470	3,042,101
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	1,075	934,436
4.00%, 11/01/39	860	738,371
5.00%, 06/15/49	4,850	4,591,820
Class A, 5.25%, 11/01/47	3,565	3,514,947
Series EEE, 5.00%, 06/15/48	7,780	7,378,124
Series B, AMT, 6.50%, 04/01/31	2,005	2,001,022
New Jersey Economic Development Authority, Refunding RB, AMT, 5.00%, 10/01/47	3,040	2,826,145
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	9,540	7,790,803
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,570	2,313,609
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,380,900
New Jersey Transportation Trust Fund Authority, RB
Series BB, 5.00%, 06/15/50	2,415	2,285,387
Series C, (AMBAC), 0.00%, 12/15/35(c)	7,395	3,672,150
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	5,425	5,463,664
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	5,120	4,910,351
Sub-Series B, 5.00%, 06/01/46	5,625	5,153,304

		65,682,897

New Mexico — 0.7%
New Mexico Mortgage Finance Authority, RB, S/F Housing
Class A, (FHLMC, FNMA, GNMA), 3.00%, 03/01/53	2,300	2,149,796
Series C, (FHLMC, FNMA, GNMA), 4.25%, 03/01/53	1,600	1,589,853

		3,739,649

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 19.1%
City of New York, GO
Series A-1, 4.00%, 09/01/46	$1,640	$1,387,297
Series C, 5.00%, 08/01/43	2,330	2,382,204
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,722,267
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	4,960	4,936,792
Series B, 5.25%, 11/15/39	1,765	1,751,353
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,335	2,946,446
Series C-1, 5.00%, 11/15/50	1,085	983,210
Series C-1, 5.25%, 11/15/55	1,605	1,507,207
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,090	832,279
Series A, 4.00%, 07/01/50	5,575	4,646,489
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	2,220	1,341,817
Series F-1, (FHA), 2.40%, 11/01/46	5,310	3,106,632
Series F-1, (FHA), 2.50%, 11/01/51	3,660	2,184,746
New York City Industrial Development Agency, Refunding RB
Series A, (AGM), 3.00%, 01/01/36	180	144,125
Series A, (AGM), 3.00%, 01/01/40	685	494,961
New York City Municipal Water Finance Authority, Refunding RB, Series BB-1, 4.00%, 06/15/45	1,545	1,332,017
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, Subordinate, 4.00%, 05/01/45	2,275	1,964,617
Series F-1, Subordinate, 4.00%, 02/01/51	840	706,226
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	3,400	3,380,896
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(a)	8,145	7,128,415
Series 2, 5.15%, 11/15/34(a)	705	679,179
Series 2, 5.38%, 11/15/40(a)	1,760	1,695,918
Series A, 2.88%, 11/15/46	7,060	4,429,388
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	12,585	10,781,947
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	3,750	3,841,241
New York State Thruway Authority, Series B, Subordinate, 4.00%, 01/01/50	6,065	4,901,278
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	16,590	14,065,366
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/46	1,525	1,383,692
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	2,230	2,159,991
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	1,790	1,810,764
Series A, 4.00%, 11/15/54	2,065	1,718,154
Series A, 5.00%, 11/15/54	1,725	1,739,280
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	411	383,117

		96,469,311

Security	Par (000)	Value

North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	$1,315	$1,268,635
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	240	199,716
Series A, 5.00%, 10/01/40	360	340,306
Series A, 4.00%, 10/01/45	220	173,020
Series A, 5.00%, 10/01/45	640	584,800
Series A, 4.00%, 10/01/50	270	204,062
Series A, 5.00%, 10/01/50	720	643,431

		3,413,970

North Dakota — 0.6%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	2,000	1,957,204
North Dakota Housing Finance Agency, RB, S/F Housing, Series B, 3.00%, 07/01/52	1,330	1,232,812

		3,190,016

Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	3,375	2,687,533
Series B-2, Class 2, 5.00%, 06/01/55	5,365	4,503,580
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	4,160	3,427,083
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	840	813,778
Series A, 4.00%, 12/01/44	1,060	886,689
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	1,130	1,067,123
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,245	978,467
Series A, 3.75%, 08/15/50	2,190	1,631,232
County of Montgomery Ohio, Refunding RB, 4.00%, 08/01/46	1,915	1,575,689
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	545	457,195
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,520,827
The Ohio State University, Series A, 4.00%, 12/01/48	760	656,401

		20,205,597

Oklahoma — 1.9%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	2,460	1,969,734
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	4,320	3,951,716
Series C, 4.00%, 01/01/42	4,115	3,827,160

		9,748,610

Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	3,755	3,642,158
State of Oregon, GO, 3.00%, 12/01/51	1,005	984,218

		4,626,376

Pennsylvania — 4.3%
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 4.00%, 05/01/52	4,450	3,559,987
Series A, 5.00%, 09/01/43	2,610	2,574,066
Series A, 4.00%, 09/01/49	1,185	958,904

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	$1,765	$1,647,597
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,061,172
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	4,875	4,097,959
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/52	2,365	2,335,052
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,238,388
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	1,415	1,173,625

		21,646,750

Puerto Rico — 4.7%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	1,430	1,422,278
5.63%, 05/15/43	1,430	1,429,926
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,817	3,193,073
Series A-1, Restructured, 5.00%, 07/01/58	12,161	10,403,991
Series A-2, Restructured, 4.78%, 07/01/58	6,236	5,171,215
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	9,662	2,096,867

		23,717,350

Rhode Island — 3.8%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,155	623,250
Rhode Island Housing and Mortgage Finance Corp., RB, M/F Housing, Series 76-A, 3.00%, 10/01/51	2,475	2,286,464
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	7,130	6,584,334
Series B, 5.00%, 06/01/50	9,875	9,607,467

		19,101,515

South Carolina — 4.7%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/48	4,160	3,952,836
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	8,090	8,106,382
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	4,662,310
Series E, 5.25%, 12/01/55	4,550	4,382,742
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 3.00%, 01/01/52	860	811,404
Series A, 4.00%, 01/01/52	1,815	1,775,246

		23,690,920

Tennessee — 1.4%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	330	265,757
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,665	2,520,954

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	$1,440	$1,407,668
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	2,025	1,906,224
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, 3.75%, 07/01/52	1,000	963,528

		7,064,131

Texas — 9.1%
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	3,600	3,505,021
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,737,173
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,440	2,464,075
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	1,525	1,536,553
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(b)	485	487,951
Series B, 6.38%, 01/01/33	460	460,113
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(b)(c)	4,110	1,859,808
San Antonio Public Facilities Corp., RB, Convertible, 4.00%, 09/15/42	5,700	4,789,351
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	2,695	2,734,433
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,280	997,647
Series A, 5.00%, 07/01/53	1,570	1,477,166
Series B, 5.00%, 07/01/48	9,585	9,151,720
Texas Transportation Commission State Highway 249 System, RB, CAB, Series A, 5.00%, 08/01/57	2,435	2,231,573
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	14,555	12,446,534

		45,879,118

Utah — 1.1%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	1,920	1,835,376
Series A, AMT, 5.00%, 07/01/48	1,845	1,751,907
County of Utah, RB
Series A, 4.00%, 05/15/43	450	413,777
Series A, 3.00%, 05/15/50	2,065	1,377,030

		5,378,090

Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	3,050	2,623,854
Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,188,289
Series A, Senior Lien, 4.00%, 07/01/60	3,110	2,547,370

		9,359,513

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.2%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	$3,120	$3,008,248
Series C, AMT, 5.00%, 04/01/40	1,565	1,545,337
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	1,330	1,339,137
Washington Health Care Facilities Authority, RB, Series A, Catholic Health Services, 5.75%, 01/01/23(b)	4,745	4,765,494
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	715	575,807

		11,234,023

Wisconsin — 1.2%
Public Finance Authority, RB(a)
Series A, 5.00%, 07/15/39	190	163,371
Series A, 5.00%, 07/15/49	720	571,353
Series A, 5.00%, 07/15/54	345	266,110
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/15/49	6,205	4,897,755

		5,898,589

Wyoming — 0.6%
Wyoming Community Development Authority, RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.50%, 06/01/52	1,825	1,742,004
Wyoming Community Development Authority, Refunding RB, Series 3, (GNMA/FHLMC/FNMA COLL), 3.00%, 06/01/50	1,610	1,528,454

		3,270,458

Total Municipal Bonds — 139.2% (Cost: $792,165,225)		703,549,890

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 1.3%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	6,494	6,570,736

Colorado — 2.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(g)	4,775	4,625,684
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	7,820	6,796,671

		11,422,355

District of Columbia — 1.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	10,265	9,132,498

Georgia — 1.8%
Main Street Natural Gas Inc., RB, Series B, 5.00%, 12/01/52	8,998	8,883,288

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27	6	5,170
Series C, 4.00%, 02/15/41	2,994	2,673,141

		2,678,311

Security	Par (000)	Value

Massachusetts — 0.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 4.00%, 06/01/45	$4,333	$3,866,965

Nebraska — 0.8%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	4,303	4,214,932

New York — 3.7%
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	2,760	2,280,086
New York State Urban Development Corp., Refunding RB, Series A, 4.00%, 03/15/46	13,980	11,000,910
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,400	5,472,551

		18,753,547

North Carolina — 1.1%
Township of North Bergen New Jersey, Refunding GO, Series B, 5.00%, 10/01/25	5,290	5,561,488

Pennsylvania — 1.0%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	4,877	4,962,381

Texas — 1.0%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23	5,060	5,083,878

Virginia — 2.3%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	3,692	3,329,891
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	10,088	8,236,327

		11,566,218

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	5,950	4,988,664

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.4% (Cost: $110,526,728)		97,685,261

Total Long-Term Investments — 158.6% (Cost: $902,691,953)		801,235,151

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(h)(i)	13,349,090	$13,347,755

Total Short-Term Securities — 2.6% (Cost: $13,347,755)		13,347,755

Total Investments — 161.2% (Cost: $916,039,708)		814,582,906

Other Assets Less Liabilities — 1.4%		7,118,920

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.9)%		(65,285,855)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.7)%		(251,105,985)

Net Assets Applicable to Common Shares — 100.0%		$505,309,986

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 1, 2026, is $3,313,957.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$12,963,148	$391,062	(a)	$—	$(4,383)	$(2,072)	$13,347,755	13,349,090	$58,018	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	329	12/20/22	$36,416	$971,760
U.S. Long Bond	555	12/20/22	67,086	4,858,666
5-Year U.S. Treasury Note	222	12/30/22	23,674	373,605

				$6,204,031

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$703,549,890	$—	$703,549,890
Municipal Bonds Transferred to Tender Option Bond Trusts	—	97,685,261	—	97,685,261
Short-Term Securities
Money Market Funds	13,347,755	—	—	13,347,755

	$13,347,755	$801,235,151	$—	$814,582,906

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$6,204,031	$—	$—	$6,204,031

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(65,019,975)	$—	$(65,019,975)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(316,419,975)	$—	$(316,419,975)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

Portfolio Abbreviation (continued)

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Fund, Inc. (MYD)

Portfolio Abbreviation (continued)

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

9